THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.5%

	SHARES	VALUE

Australia — 2.8%
Atlassian, Cl A *	283,420	$39,712,810

Belgium — 2.8%
Galapagos ADR *	231,405	40,125,627

Canada — 2.9%
Shopify, Cl A *	132,738	42,194,756

China — 7.5%
Alibaba Group Holding ADR *	362,145	62,690,921
Tencent Holdings	955,200	44,591,277

		107,282,198

Germany — 2.6%
Zalando *	810,801	37,217,786

India — 9.2%
Asian Paints	938,736	20,824,857
Eicher Motors	45,610	10,845,278
Housing Development Finance	1,402,706	43,300,636
Maruti Suzuki India	325,849	25,921,613
Titan	1,953,562	29,998,774

		130,891,158

Japan — 5.5%
Fast Retailing	40,600	24,383,424
Keyence	63,800	36,750,421
PeptiDream *	324,800	18,152,658

		79,286,503

Netherlands — 5.8%
Adyen * (A)	39,194	29,179,842
ASML Holding ADR, Cl G	241,502	53,809,060

		82,988,902

Thailand — 4.6%
Airports of Thailand	9,892,000	23,090,138
CP ALL	14,944,800	42,136,028

		65,226,166

United States — 52.8%
Communication Services— 8.0%
Alphabet, Cl A *	22,358	27,236,516
Alphabet, Cl C *	15,537	18,903,557
Facebook, Cl A *	149,463	29,030,198
Netflix *	123,482	39,883,451

		115,053,722

Consumer Discretionary— 11.9%
Amazon.com *	33,902	63,287,576
Aptiv	393,152	34,459,773
Las Vegas Sands	345,008	20,852,284
NIKE, Cl B	598,802	51,514,936

		170,114,569

Financials— 1.7%
Charles Schwab	570,187	24,643,482

Health Care— 18.8%
ABIOMED *	91,935	25,609,414
Align Technology *	124,366	26,002,443
BioMarin Pharmaceutical *	205,016	16,261,869
Bluebird Bio *	183,536	24,085,429
Edwards Lifesciences *	308,472	65,658,265
Illumina *	129,326	38,717,618
Incyte *	348,448	29,590,204

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	SHARES	VALUE

Health Care — (continued)
Regeneron Pharmaceuticals *	74,659	$22,753,077
Sarepta Therapeutics *	134,516	20,022,707

		268,701,026

Information Technology— 12.4%
Okta, Cl A *	159,748	20,899,831
Visa, Cl A	452,530	80,550,340
Workday, Cl A *	317,606	63,514,848
Zoom Video Communications, Cl A *	116,701	11,146,112

		176,111,131

		754,623,930

Total Common Stock
(Cost $931,893,293)		1,379,549,836

Total Investments— 96.5%
(Cost $931,893,293)		$1,379,549,836

Percentages are based on Net Assets of $1,429,966,185.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Investments in Securities	Level 1	Level 2^	Level 3	Total

Common Stock
Australia	$39,712,810	$—	$—	$39,712,810
Belgium	40,125,627	—	—	40,125,627
Canada	42,194,756	—	—	42,194,756
China	62,690,921	44,591,277	—	107,282,198
Germany	—	37,217,786	—	37,217,786
India	—	130,891,158	—	130,891,158
Japan	—	79,286,503	—	79,286,503
Netherlands	53,809,061	29,179,841	—	82,988,902
Thailand	—	65,226,166	—	65,226,166
United States	754,623,930	—	—	754,623,930

Total Common Stock	993,157,105	386,392,731	—	1,379,549,836

Total Investments in Securities	$993,157,105	$386,392,731	$—	$1,379,549,836

^

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended July 31, 2019, there were transfers of $386,392,731 from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SAN-QH-001-1900